Employee Benefits - Summary of Net Liability for Post-employment and Long-term Employee Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ (7,044)		$ (7,506)
Fair value of plan assets	5,177		5,623
Present value of net obligations for funded plans	(1,867)		(1,883)
Present value of unfunded obligations	(908)		(904)
Present value of net obligations	(2,775)		(2,787)
Unrecognized asset	(168)		(111)	$ (137)	$ (171)
Net liability	(2,943)		(2,898)
Other long term employee benefits	(73)		(73)
Reclassified as held for sale	12
Net liability	(3,004)		(2,971)
Employee benefits amounts in the balance sheet:
Liabilities	(3,014)	[1]	(2,993)
Assets	10	[1]	22
Net liability	$ (3,004)		$ (2,971)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).